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October 16, 2009

VIA EDGAR & OVERNIGHT MAIL

Mr. Jeffrey A. Foor, Esq.
Division of Investment Management
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Variable Separate Account ("Registrant")
     SunAmerica Annuity and Life Assurance Company ("Depositor")
     Polaris Platinum III Variable Annuity
     Post-Effective Amendment No. 1 and Amendment No. 2 on Form N-4 File Nos. 333-157199 and 811-03859

Dear Mr. Foor:

     On behalf of the Registrant and Depositor, submitted herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act"), is Post Effective Amendment No. 1 and Amendment No. 2 (collectively, the "Amendments") under the 1933 and 1940 Act, respectively, to the Registration Statement on Form N-4 pursuant to Rule 485(a).

     The purpose of filing the Amendments is to revise certain provisions to existing guaranteed minimum withdrawal benefit features ("Lifetime Income Plus" previously marketed as "MarketLock Income Plus" and "Retirement Income Builder" previously marketed as "MarketLock For Life Plus"). The revisions include changes in (1) the fee calculation; (2) the benefit income; and (3) the investment requirements.

     REGISTRANT RESPECTIVELY REQUESTS SELECTIVE REVIEW OF THIS FILING. Registrant bases its request for selective review on the following:

     (i) The Staff recently reviewed and commented upon a filing that contained substantially similar disclosure to that contained herein;

     (ii) The relevant disclosure is contained in the N-4/A filed on April 27, 2009, File Nos. 333-157199 and 811-03859 ("Previous Filing").

     (iii) There are no material differences between these Amendments and the Previous Filing except for the changes outlined above.

     Under separate cover, we will submit a request for relief pursuant to Rule 485(b)(1)(vii) letter (the "(b)(1)(vii) Letter") requesting that the revisions to the Lifetime Income Plus and Retirement Income Builder features in the Amendments be used as a template for other already existing registration statements ("Other Filings"). The (b)(1)(vii) Letter will commit to incorporate the Lifetime Income Plus and Retirement Income Builder provisions, and any applicable Staff comments thereto, into the Other Filings by means of 485(b) filings.

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Mr. Jeffrey A. Foor
October 16, 2009
File Nos. 333-157199 and 811-03859
Page 2


     We have removed all financial statements and references to Independent Auditors from this filing, and therefore, make this filing without including an Auditor's consent. Registrant commits to file a post-effective amendment that will include the appropriate financial statements and Auditor's consent.

     The Amendments will automatically become effective on December 14, 2009. We kindly request that the Staff provide comments no later than December 7, 2009. We would then have sufficient time to work with the Staff to address any comments, file a 485(b) amendment reflecting those comments, and obtain relief pursuant to Rule 485(b)(1)(vii). We would appreciate the Staff's efforts to accommodate this schedule.

     Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6545.

Very truly yours,


/s/ Manda Ghaferi
Manda Ghaferi
Assistant General Counsel